Organization and Principal Activities (Details) - Schedule of financial statements of VIEs - VIEs [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Organization and Principal Activities (Details) - Schedule of financial statements of VIEs [Line Items]
Total assets	$ 188,597	$ 180,058
Total liabilities	$ 38,872	$ 34,980